Derivative Financial Instruments (Narrative) (Details) (JPY ¥)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2011	Mar. 31, 2011
Derivative Financial Instruments [Abstract]
Weighted average remaining life of currently active cash flow hedges, years	1.9
Terminated notional amount of interest rate swaps	¥ 80,700,000,000
Issuance of fixed rate debt	80,700,000,000
Related unrealized gain, which will be amortized into interest expense over the life of the debt, at termination	1,149,000,000
Notional amount to hedge the risk of changes in cash flows, interest rate caps on LIBOR indexed borrowings	80,700,000,000
Notional amount to hedge the risk of changes in cash flows, interest rate swaps on LIBOR indexed borrowings	92,800,000,000
Notional amount to hedge the risk of changes in cash flows, interest rate caps on issuances of short-term, fixed rate CDs	242,200,000,000
Estimated cash flow hedge gain (loss) reclassified to earnings, net		689,000,000
Derivative instruments, offsetting derivative contracts with identical underlying referenced entities, carrying value			13,000,000,000	19,000,000,000
Derivative instruments, offsetting derivative contracts with identical underlying referenced entities, notional value			2,621,000,000,000	2,848,000,000,000
Derivative instruments with credit risk related contingent features in a liability position, fair value			4,000,000,000,000	3,800,000,000,000
Derivative instruments with credit risk related contingent features in a liability position, posted collateral			295,000,000,000	346,000,000,000
Derivative instruments, contingent additional collateral			147,000,000,000	218,000,000,000
Derivative instruments, contingent termination payments			¥ 103,000,000,000	¥ 147,000,000,000